Derivatives and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Related to Production
Derivatives related to production
The following table sets forth the derivative notional volumes of the net long (short) positions that are economic hedges of production volumes, which are included in our commodity derivatives portfolio as of December 31, 2017.

Commodity	Period	Contract Type (a)	Location	Notional Volume (b)	Weighted Average Price (c)
Crude Oil
Crude Oil	2018	Fixed Price Swaps	WTI	(57,500)	$52.82
Crude Oil	2018	Basis Swaps	Midland	(17,521)	$(0.91)
Crude Oil	2018	Basis Swaps	Nymex	(20,000)	$0.03
Crude Oil	2018	Fixed Price Calls	WTI	(13,000)	$58.89
Crude Oil	2019	Fixed Price Swaps	WTI	(32,000)	$51.99
Crude Oil	2019	Basis Swaps	Midland	(20,000)	$(0.93)
Crude Oil	2019	Basis Swaps	Nymex	(20,000)	$0.11
Crude Oil	2019	Fixed Price Calls	WTI	(5,000)	$54.08
Crude Oil	2020	Basis Swaps	Midland	(5,000)	$(1.16)

Natural Gas
Natural Gas	2018	Fixed Price Swaps	Henry Hub	(140)	$2.97
Natural Gas	2018	Basis Swaps	San Juan	(40)	$(0.30)
Natural Gas	2018	Basis Swaps	Permian	(48)	$(0.31)
Natural Gas	2018	Basis Swaps	Waha	(15)	$0.93
Natural Gas	2018	Basis Swaps	Houston Ship	(43)	$(0.08)
Natural Gas	2018	Fixed Price Calls	Henry Hub	(16)	$4.75
Natural Gas	2019	Fixed Price Swaps	Henry Hub	(50)	$2.88
Natural Gas	2019	Basis Swaps	Permian	(25)	$(0.39)
Natural Gas	2019	Basis Swaps	Waha	(45)	$0.07
Natural Gas	2019	Basis Swaps	Houston Ship	(30)	$(0.09)

Natural Gas Liquids
Natural Gas Liquids	2018	Fixed Price Swaps	Ethane-Mont	(3,078)	$0.29
Natural Gas Liquids	2018	Fixed Price Swaps	Propane	(900)	$0.79
Natural Gas Liquids	2018	Fixed Price Swaps	Propane-Mont	(3,604)	$0.80
Natural Gas Liquids	2018	Fixed Price Swaps	Iso Butane	(651)	$0.91
Natural Gas Liquids	2018	Fixed Price Swaps	Normal Butane	(1,701)	$0.90
Natural Gas Liquids	2018	Fixed Price Swaps	Natural	(1,401)	$1.31

__________

(a)
Derivatives related to crude oil production are fixed price swaps settled on the business day average, basis swaps, fixed price calls and swaptions. The derivatives related to natural gas production are fixed price swaps, basis swaps, fixed price calls and swaptions. The derivatives related to natural gas liquids production are fixed price swaps. In connection with several crude oil and natural gas swaps entered into, we granted swaptions to the swap counterparties in exchange for receiving premium hedged prices on the crude oil and natural gas swaps. These swaptions grant the counterparty the option to enter into future swaps with us.

(b)	Crude oil volumes are reported in Bbl/day, natural gas volumes are reported in BBtu/day and natural gas liquids volumes are reported in Bbl/day.

(c)	The weighted average price for crude oil is reported in $/Bbl, the natural gas is reported in $/MMBtu and the natural gas liquids is reported in $/Gallon.

DerivativeGainLoss [Table Text Block]
The following table presents the net gain (loss) related to our energy commodity derivatives.

	Years Ended December 31,
	2017	2016	2015

Gain (loss) from derivatives related to production(a)	$3	$(207)	$438
Gain (loss) from derivatives related to physical marketing agreements(b)	—	—	(20)
Net gain (loss) on derivatives	$3	$(207)	$418
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(a)	Includes settlements totaling $4 million, $301 million and $650 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(b)	Includes settlements totaling $1 million for the year ended December 31, 2016 and payments totaling less than $1 million and $33 million for the years ended December 31, 2017 and 2015, respectively.

Gross And Net Derivative Asset and Liability
The following table presents our gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments (a)	Net Amount
December 31, 2017	(Millions)
Derivative assets with right of offset or master netting agreements	$59	$(42)	$17
Derivative liabilities with right of offset or master netting agreements	$(236)	$42	$(194)

December 31, 2016
Derivative assets with right of offset or master netting agreements	$38	$(33)	$5
Derivative liabilities with right of offset or master netting agreements	$(215)	$33	$(182)
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(a)
With all of our financial trading counterparties, we have agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements. Additionally, we have negotiated master netting agreements with some of our counterparties. These master netting agreements allow multiple entities that have multiple underlying agreements the ability to net derivative assets and derivative liabilities at settlement or in the event of a default or a termination under one or more of the underlying contracts.

Concentration of Receivables, Net of Allowances, by Product or Service
The following table summarizes concentration of receivables, net of allowances, by product or service as of dates indicated below.

	December 31,
	2017	2016
	(Millions)
Receivables by product or service:
Sale of natural gas, crude and related products and services	$251	$122
Joint interest owners	54	23
Other	2	23
Total	$307	$168

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following companies accounted for more than 10 percent of our total consolidated revenues adjusted for net gain (loss) on derivatives in any given year presented below. Management believes that the loss of any individual purchaser would not have a long-term material adverse impact on the financial position or results of operations of the Company.

	Year ended December 31,
	2017	2016	2015
Crestwood Midstream Partners LP	21%	(a)	(a)
St. Paul Refining	16%	13%	(a)
NGL Crude Logistics	13%	(a)	(a)
Delek Refining, Ltd	10%	(a)	(a)
Plains Marketing	(a)	15%	(a)
Marathon Petroleum	(a)	(a)	12%
__________

(a)	Revenues for purchaser were less than 10 percent of total consolidated revenues adjusted for net gain (loss) on derivatives.